Equity Incentive Plan - Summary of Estimated Fair Value Assumptions Black Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Incentive Plan [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Employee Stock Purchase Plan (ESPP)
Equity Incentive Plan [Line Items]
Expected term (in years)	5 months 1 day
Expected volatility	57.00%
Risk-free interest rate	0.12%
Dividend yield	0.00%